Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - Castcrown Ltd (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 30, 2022	Dec. 31, 2021
ASSETS
Property and equipment	$ 627		$ 1,352
Intangible assets	15,553		266
Trade and other receivables	46,229		45,087
Cash and cash equivalents	91,378		142,802
Total assets	373,254		312,983
Liabilities
Trade and other payables	(18,989)		(26,573)
Tax liability	(3,661)		(814)
Liabilities	(478,452)		(474,031)
Goodwill	$ (48,900)		$ (1,501)
Castcrown Ltd
ASSETS
Property and equipment		$ 4
Intangible assets		3,985
Trade and other receivables		344
Cash and cash equivalents		664
Loans receivable - current		121
Total assets		5,118
Liabilities
Trade and other payables		(558)
Tax liability		(213)
Long-term loans		(316)
Liabilities		(1,087)
Total identifiable net assets at fair value		4,031
Goodwill		(2,773)
Purchase consideration transferred		2,970
Derivative asset arising from call option		$ (3,745)